Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Reserve of share-based payments [member]	Reserve For Warrants [Member]	Accumulated other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Aug. 31, 2020	$ 135,100	$ 2,748	$ 728	$ (113,453)	$ 25,123	$ (254)	$ 24,869
Balance, number (in shares) at Aug. 31, 2020	199,975,122
IfrsStatementLineItems [Line Items]
Issued for cash, net of share issue costs	$ 23,226				23,226		23,226
Issued for cash, net of share issue costs (In Shares)	38,477,666
Share based compensation - common shares		2,933			2,933		2,933
Warrants issued (Note 17)	(8,710)		878		(7,832)		(7,832)
Issued for settlement of convertible debentures	$ 7,015				7,015		7,015
Issued for settlement of convertible debentures (In Shares)	12,150,447
Shares issued for settlement of debts related to convertible and gold loans	$ 1,497				1,497		1,497
Shares issued for settlement of debts related to convertible and gold loans (In Shares)	4,266,321
Options exercised (Note 15)
Options exercised (Note 15) (In Shares)	1,000
Transfer of reserve on exercise of options	$ 1	(1)
Net earnings (loss) for the period				(4,004)	(4,004)	(1,279)	(5,283)
Ending balance, value at Aug. 31, 2021	$ 158,129	5,680	1,606	(117,457)	47,958	(1,533)	46,425
Balance, number (in shares) at Aug. 31, 2021	254,870,556
IfrsStatementLineItems [Line Items]
Shares issued for settlement of debts (Note 14)	$ 98				98		98
Shares issued for settlement of debts(Note 14) (In Shares)	165,889
Shares issued for financing (Note 14)	$ 373				373		373
Shares issued for financing (Note 14), (In, Shares)	909,901
Shares issued for cash, net of share issue costs (Note 15)	$ 3,867				3,867		3,867
Shares issued for cash, net of share issue costs (Note 15) (In Shares)	17,948,718
Options exercised (Note 15)	$ 258	(111)			147		147
Options exercised (Note 15) (In Shares)	450,000
Shares issued for share based payments (Note 15)	$ 1,221	(1,221)
Shares issued for share based payments (Note 15) (In Shares)	1,801,120
Withholding tax impact on restricted share units		(636)			(636)		(636)
Warrants issued (Note 16)			94		94		94
Share based compensation - expenses (Note 15)		3,113			3,113		3,113
Net earnings (loss) for the period				(6,216)	(6,216)	3,894	(2,322)
Ending balance, value at Aug. 31, 2022	$ 163,946	$ 6,825	$ 1,700	$ (123,673)	$ 48,798	$ 2,361	$ 51,159
Balance, number (in shares) at Aug. 31, 2022	276,146,184